Warrant Liability	12 Months Ended
Sep. 30, 2013
Warrant Liability [Abstract]
Warrant Liability
Note 10 — Warrant Liability

In accordance with the Warrant Agreement relating to the warrants sold and issued in the Offering and the Insider Warrants sold in the Private Placement, the Company is only required to use its best efforts to maintain the effectiveness of the registration statement covering the warrants. There are no contractual penalties for failure to deliver securities if a registration statement is not effective at the time of exercise. Additionally, in the event that a registration  statement is not effective at the time of exercise, the holder of such warrant shall not be entitled to exercise such warrant for cash and in no event (whether in the case of a registration statement not being effective or otherwise) will the Company be required to net cash settle the warrant exercise. The warrants have been accounted for as a liability amounting to $3,948,533 at September 30, 2013.